Share capital - Disclosure of issued and outstanding common shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning Balance	$ 247,769	$ 200,918
Issued on closing of Acquisition, net of issuance costs		34,339
Issued pursuant to exercise of stock options	2,058	2,843
Equity-settled long-term incentive plan awards	97
Ending Balance	$ 221,658	$ 247,769
Share capital [Member]
Beginning Balance (shares)	257,077,946	224,972,786
Beginning Balance	$ 616,203	$ 579,619
Issued on closing of Acquisition, net of issuance costs (shares)		28,500,000
Issued on closing of Acquisition, net of issuance costs		$ 32,449
Issued pursuant to exercise of stock options (shares)	2,634,495	3,605,160
Issued pursuant to exercise of stock options	$ 3,011	$ 4,135
Equity settled restricted share units (shares)	77,996
Equity-settled long-term incentive plan awards	$ 97
Ending Balance (shares)	259,790,437	257,077,946
Ending Balance	$ 619,311	$ 616,203